Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	December 31,
	2012	2011
Deferred financing costs , current portion	-	31
Other prepaid expenses, current portion	367	590
Total	367	621